Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 44,192	€ 46,289	€ 96,968
Property and equipment	10,174	11,694	11,672
Non-current financial assets	39,878	38,934	37,005
Other non-current assets	148	147	89
Trade receivables and others - non-current	29,821	29,821	16,737
Deferred tax assets	5,028	7,087	1,286
Total non-current assets	129,241	133,972	163,756
Current assets
Cash and cash equivalents	103,756	136,792	202,887
Short-term investments	16,080	14,845	15,978
Trade receivables and others - current	18,420	21,814	18,740
Total current assets	138,256	173,451	237,605
TOTAL ASSETS	267,496	307,423	401,361
Shareholders' equity
Share capital	3,978	3,950	3,941
Share premium	375,220	372,131	369,617
Retained earnings	(219,404)	(156,476)	(134,912)
Other reserves	456	355	(472)
Net income (loss)	(52,809)	(63,984)	(20,759)
Total shareholders’ equity	107,440	155,976	217,416
Non-current liabilities
Collaboration liabilities – non-current portion	32,997	44,854	0
Financial liabilities – non-current portion	13,503	16,945	16,593
Defined benefit obligations	2,975	4,177	3,760
Deferred revenue – non-current portion	25,413	32,674	40,342
Provisions – non-current portion	253	221	142
Deferred tax liabilities	5,028	7,087	1,286
Total non-current liabilities	80,169	105,959	62,123
Current liabilities
Trade payables and others	28,573	29,539	49,504
Collaboration liabilities – current portion	7,418	1,832	21,304
Financial liabilities – current portion	30,748	2,142	2,130
Deferred revenue – current portion	12,500	11,299	48,770
Provisions – current portion	647	676	114
Total current liabilities	79,886	45,488	121,822
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 267,496	€ 307,423	€ 401,361